UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2009
                                                     ------------------


Check here if Amendment [  ]: Amendment Number:
                                                     ---------------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number:   028-10134
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Horowitz
Title:            Chief Operating Officer and General Counsel
Phone:            212-812-4700

Signature, Place and Date of Signing:


      /s/ Mark Horowitz            New York, New York        May 15, 2009
-----------------------------      ------------------     -----------------
            [Signature]               [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
                                                      -------------------------

Form 13F Information Table Entry Total:                          40
                                                      -------------------------

Form 13F Information Table Value Total:                     $2,644,782
                                                      -------------------------
                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                     QUARTER ENDED MARCH 31, 2009

                                                             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- --------   ---------- --- ---- ------- --------   -------- -------- -----
-----------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC               COM          007974108        505      15,174 SH        SOLE               15,174
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                     COM          00817Y108    207,136   8,513,612 SH        SOLE            8,513,612
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                        ORD          G02602103     64,355   3,474,869 SH        SOLE            3,474,869
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP            COM          03073E105    137,632   4,214,071 SH        SOLE            4,214,071
-----------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC                  COM          043353101      3,887   4,919,770 SH        SOLE            4,919,770
-----------------------------------------------------------------------------------------------------------------------------------
B & G FOODS INC NEW               CL A         05508R106        311      59,714 SH        SOLE               59,714
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM          060505104     13,777   2,020,134 SH        SOLE            2,020,134
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                   CL B         093679207        546   1,213,170 SH        SOLE            1,213,170
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                        COM          125509109    191,550  10,889,716 SH        SOLE           10,889,716
-----------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION          COM          126650100    188,646   6,862,340 SH        SOLE            6,862,340
-----------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO           COM          257867101     47,145   6,431,784 SH        SOLE            6,431,784
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                          COM          278642103    101,698   8,096,974 SH        SOLE            8,096,974
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC               COM          285512109      9,095     500,000 SH        SOLE              500,000
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP          COM          313400301      1,140   1,500,000 SH        SOLE            1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN             COM          313586109      1,050   1,500,000 SH        SOLE            1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV      COM          31620M106    128,951   7,085,245 SH        SOLE            7,085,245
-----------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP               COM          316773100      5,861   2,007,321 SH        SOLE            2,007,321
-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF            COM          318522307     12,044     454,313 SH        SOLE              454,313
-----------------------------------------------------------------------------------------------------------------------------------
FISERV INC                        COM          337738108    112,594   3,088,142 SH        SOLE            3,088,142
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD              ORD          Y2573F102     15,841   5,481,297 SH        SOLE            5,481,297
-----------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC                 COM CL A     37247D106     16,793   8,838,445 SH        SOLE            8,838,445
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                COM          428236103     29,027     905,400 SH        SOLE              905,400
-----------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP            COM          53217V109     72,132   2,220,813 SH        SOLE            2,220,813
-----------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS CORP        COM          55611C108     47,840   2,689,134 SH        SOLE            2,689,134
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                     COM          58155Q103     93,586   2,670,838 SH        SOLE            2,670,838
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                      COM          681904108    175,891   7,182,155 SH        SOLE            7,182,155
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                       COM          68389X105     47,662   2,637,652 SH        SOLE            2,637,652
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                        COM          717081103     54,264   3,984,133 SH        SOLE            3,984,133
-----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                      COM NEW      74157K846      6,168   2,497,052 SH        SOLE            2,497,052
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC                COM          75952B105     19,781   6,200,855 SH        SOLE            6,200,855
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                          COM          78442P106     12,375   2,500,000 SH        SOLE            2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                    COM          881451108        507     905,926 SH        SOLE              905,926
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC      COM          883556102    134,133   3,760,373 SH        SOLE            3,760,373
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA             SHS          G9143X208     43,717   2,235,000 SH        SOLE            2,235,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC            COM          91324P102    166,044   7,933,299 SH        SOLE            7,933,299
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                      COM          92343E102     37,386   1,981,236 SH        SOLE            1,981,236
-----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       COM          931422109     21,510     828,600 SH        SOLE              828,600
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                     COM          94973V107    252,265   6,643,794 SH        SOLE            6,643,794
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD         SHS          G96655108    163,718   7,441,722 SH        SOLE            7,441,722
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                             COM          983024100      6,219     144,500 SH        SOLE              144,500
-----------------------------------------------------------------------------------------------------------------------------------